Average Annual Total Returns - Direxion Monthly 25 Plus Year Treasury Bull 1_35X Fund	Investor Class 1 Year	Investor Class Since Inception	Investor Class Inception Date	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions Since Inception	Investor Class Return After Taxes on Distributions Inception Date	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Class Return After Taxes on Distributions and Sale of Fund Shares Inception Date	ICE U.S. Treasury 25+ Year Bond Index (Inception Date 10/31/16) (reflects no deduction for fees, expenses or taxes) 1 Year	ICE U.S. Treasury 25+ Year Bond Index (Inception Date 10/31/16) (reflects no deduction for fees, expenses or taxes) Since Inception	ICE U.S. Treasury 25+ Year Bond Index (Inception Date 10/31/16) (reflects no deduction for fees, expenses or taxes) Inception Date	Bloomberg Barclays Intermediate Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Intermediate Government/Credit Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays Intermediate Government/Credit Index (reflects no deduction for fees, expenses or taxes) Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	17.00%	4.00%	Nov. 02, 2015	17.00%	3.97%	Nov. 02, 2015	10.06%	3.08%	Nov. 02, 2015	15.84%		Nov. 02, 2015	6.80%	2.72%	Nov. 02, 2015	31.49%	13.16%	Nov. 02, 2015